Other Intangible Assets, Net (Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2014	$ 146	$ 280
2015	270	259
2016	235	223
2017	135	122
2018	$ 9	$ 9